Income taxes - Components of income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Foreign
Change in valuation allowance	$ 18,138	$ 3,321	$ 1,796
Total	(450)	(480)	(93)
Sweden
Deferred tax expense (benefit):
Deferred domestic		(648)	(761)
Foreign
Deferred foreign	212
Ireland
Deferred tax expense (benefit):
Deferred domestic	(24)
U.S.
Foreign
Deferred foreign, Federal	(17,543)	(2,433)	(903)
Deferred foreign, State	$ (1,233)	$ (720)	$ (225)